Provisions	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Provisions
19.	Provisions

Provisions are
recog
nised
 w
here a legal or constructive obligation exists at the balance sheet date, as a result of a past event, where the amount of the obligation can be reliably estimated and where the outflow of economic benefit is probable.

	€ million	€ million
Provisions	2019	2018
Due within one year	620	624
Due after one year	664	697

Total provisions	1,284	1,321

	€ million	€ million	€ million	€ million	€ million
			Brazil
Movements during 2019	Restructuring	Legal	indirect taxes	Other	Total
1 January 2019	445	143	203	530	1,321
Income Statement:
Charges	371	59	15	107	552
Releases	(75)	(10)	(10)	(62)	(157)
Utilisation	(257)	(38)	(7)	(54)	(356)
Reclassification (a)	(18)	(7)	(75)	28	(72)
Currency translation	4	2	2	(12)	(4)
31 December 2019	470	149	128	537	1,284

(a)	Includes an amount transferred to impairment provision relating to Brazil indirect tax assets. See note 13.
Restructuring provisions primarily include people costs such as redundancy costs and cost of compensation where manufacturing, distribution, service or selling agreements are to be terminated. The group expects these provisions to be substantially utilised within the next few years.
The Group is involved from time to time in legal and arbitration proceedings arising in the ordinary course of business. As previously disclosed, along with other consumer products companies and retail customers, Unilever is involved in a number of ongoing investigations by national competition authorities. These proceedings and investigations are at various stages and concern a variety of product markets. Where specific issues arise, provisions are made to the extent appropriate. Due to the nature of the legal cases, the timing of utilisation of these provisions is uncertain.
Provisions for Brazil indirect taxes are comprised of disputes with Brazilian authorities, in particular relating to tax credits that can be taken for the PIS and COFINS indirect taxes. These provisions are separate from the matters listed as contingent liabilities in note 20; Unilever does not have provisions and contingent liabilities for the same matters. Due to the nature of disputed indirect taxes the timing of utilisation of these provisions is uncertain.
Other includes provisions for indirect taxes in countries other than Brazil, interest on tax provisions and provisions for various other matters. The timing of utilisation of these provisions is uncertain.